Annual Fund Operating Expenses - ClearBridge Small Cap Fund	Mar. 01, 2021
Class R
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.09%	[1]
Expenses (as a percentage of Assets)	1.59%	[2]
Fee Waiver or Reimbursement	(0.02%)	[3],[4]
Net Expenses (as a percentage of Assets)	1.57%
Class A2
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.09%	[1]
Expenses (as a percentage of Assets)	1.38%	[2]
Fee Waiver or Reimbursement	(0.02%)	[3],[4]
Net Expenses (as a percentage of Assets)	1.36%
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.09%	[1]
Expenses (as a percentage of Assets)	0.98%	[2]
Fee Waiver or Reimbursement	(0.02%)	[3],[4]
Net Expenses (as a percentage of Assets)	0.96%
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.09%	[1]
Expenses (as a percentage of Assets)	1.18%	[2]
Fee Waiver or Reimbursement	(0.02%)	[3],[4]
Net Expenses (as a percentage of Assets)	1.16%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.09%	[1]
Expenses (as a percentage of Assets)	1.94%	[2]
Fee Waiver or Reimbursement	(0.02%)	[3],[4]
Net Expenses (as a percentage of Assets)	1.92%
Class FI
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	0.09%	[1]
Expenses (as a percentage of Assets)	1.28%	[2]
Fee Waiver or Reimbursement	(0.02%)	[3],[4]
Net Expenses (as a percentage of Assets)	1.26%
Class IS
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.09%	[1]
Expenses (as a percentage of Assets)	0.85%	[2]
Fee Waiver or Reimbursement	(0.02%)	[3],[4]
Net Expenses (as a percentage of Assets)	0.83%

[1]	Acquired Fund Fees and Expenses partially reflect expenses incurred indirectly by the fund through its ownership of business development companies (“BDCs”). These expenses are not used to calculate the fund’s ratio of expenses to average net assets shown in the financial highlights contained in the fund’s Prospectus.
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
[3]	Pursuant to the fund’s management agreement, the manager reimburses expenses of the fund for auditing fees and compensation of the fund’s independent trustees. These expense reimbursements are not subject to recapture by the manager and shall continue so long as the management agreement is in effect. For the fiscal year ended October 31, 2020, these reimbursements totaled 0.02% for each share class.
[4]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect. In addition, the manager has agreed to waive the fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed above.